Agreements with Shareholders and Related Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Jun. 30, 2012	Mar. 31, 2012
Related Party Transaction [Line Items]
Period of the right of the estate of Mr. Kors to elect to sell ordinary shares after his death	180 days
Reclassification of temporary equity to permanent equity	$ 6,700,000		$ 6,706,000
Issuance of shares in exchange for note, value	101,700,000		101,650,000	[1]
Estimated cost of business travel charged to selling, general and administrative services during period		100,000	1,400,000
Agreements between the Company and Far East Holdings Limited expiry date		Mar. 31, 2041	Mar. 31, 2041
Future royalty receivable year		2014	2014
Amounts charged to the Licensees		$ 100,000	$ 900,000
Preferred Stock
Related Party Transaction [Line Items]
Issuance of shares in exchange for note, shares	475,796		475,796	[1]
Common Stock
Related Party Transaction [Line Items]
Issuance of shares in exchange for note, shares	6,579,656		6,579,656	[1]
Issuance of ordinary shares in exchange for note, shares	6,579,662

[1]	Represents the extinguishment of the note payable to the company's parent